Provision for contingencies	12 Months Ended
Dec. 31, 2020
Provisions [abstract]
Provision for contingencies	Provision for contingencies
The Group companies are party to labor and civil litigation in progress, which are being addressed at the administrative and judicial levels. For certain contingencies, the Group has made judicial deposits, which are legal reserves the Group is required to make by the Brazilian courts as security for any damages or settlements the Group may be required to pay as a result of litigation. The amount of the judicial deposits as of December 31, 2020 is R$ 20,448 (2019 - R$ 15,541), that are included in Other assets in the non-current assets.
Probable losses, provided for in the statement of financial position
The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by the opinion of its external legal advisors. The amount, nature and the movement of the liabilities is summarized as follows:

	Civil	Labor	Total

Balance at December 31, 2018	991	251	1,242
Additions	10,303	1,810	12,113
Reversals	(1,848)	(1,025)	(2,873)
Interests	142	38	180
Payments	(712)	(386)	(1,098)
Balance at December 31, 2019	8,876	688	9,564
Additions	3,567	409	3,976
Reversals	(1,389)	(328)	(1,717)
Interests	481	39	520
Payments	(1,963)	(230)	(2,193)
Balance at December 31, 2020	9,572	578	10,150
•    MNLT, Stone, Pagar.me, Cappta, Mundipagg and Buy4 are parties to legal suits and administrative proceedings filed with several courts and governmental agencies, in the ordinary course of their operations, involving civil and labor claims.
Possible losses, not provided for in the statement of financial position
The Group has the following civil and labor litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision for estimated possible losses was recognized:

	2020	2019

Civil	46,169	59,206
Labor	15,024	4,145
Total	61,193	63,351
The nature of the civil litigations is summarized as follows:
•    Stone is party to two injunctions filed by a financial institution against accredited clients in which Stone was called as a defendant, demanding Stone to refrain from prepayment of receivables related to any credits of the accredited clients resulting from credit and debit cards, in addition to requesting that the amounts arising out of the transactions be paid at the bank account maintained at the financial institution that filed such lawsuit. Due to a revaluation of the amount involved in the lawsuit during first quarter of 2020, as there are no claims directly against Stone, and the possible loss derives exclusively from attorney´s fees, the amount provided as possible loss decreased to R$ 10,835 (December 31, 2019 - R$ 49,674).
•    Stone, MNLT, Cappta, PDCA and Pagar.me are parties to legal suits filed in several Brazilian courts, in the ordinary course of their operations. These claims are related to: (i) chargeback, which sums R$ 2,063 (December 31, 2019 - R$ 3,915); (ii) disputes related to amounts withheld due to credit and fraud prevention/risk management, totaling R$ 5,876 (December 31, 2019 - R$ 658); and (iii) disputes related to merchants credit card receivables, totaling R$ 1,256 (December 31, 2019 - R$ 1,499).